RELATED PARTY TRANSACTIONS - Transactions (Details) - Joint ventures - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Revenue	$ 65.2	$ 71.5
Purchases	2.6	4.0
Other income	$ 1.5	$ 1.8